Promissory notes payable and other borrowings (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 01, 2020	May 31, 2020	May 31, 2020	Apr. 30, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Feb. 24, 2021	Jan. 07, 2020
IfrsStatementLineItems [Line Items]
Interest expense					$ 729,848	$ 1,274,998	$ 908,766
Unsecured promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 200,000	$ 200,000	$ 200,000
Interest rate					18.00%	18.00%	18.00%
Interest expense					$ 141,940	$ 139,644	$ 83,435
Secured promissory note [member]
IfrsStatementLineItems [Line Items]
Interest rate					8.00%	8.00%	8.00%
Interest expense					$ 0	$ 0	$ 63,612
Proceeds from debt					429,822	482,304	1,527,582
Paycheck protection program loans [member]
IfrsStatementLineItems [Line Items]
Principal amount					209,875
Interest rate		1.00%	1.00%	1.00%
Proceeds from debt		$ 1,589,559	$ 1,589,559	$ 1,589,559	1,589,559	1,589,559
Maturity		the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020.		the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020.
Paycheck protection program loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Qualifying expenses					$ 1,589,559		1,589,559
E B Loan [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 5,000,000
E B Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Line of credit principal amount									$ 5,000,000
Amended EB Loan [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 5,000,000							$ 5,000,000
Maturity	The amendment extended the maturity date by one year
Conversion feature	$ 1,000,000
Conversion price	$ 11.25							$ 10.25
Warrant exercise price								$ 15.00
Line of credit carrying value						$ 0	$ 4,919,507